NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jul. 31, 2024	Jul. 31, 2023
Accumulated deficit	$ (32,073,376)	$ (29,636,574)
Working capital	$ 1,702,797